Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property, Plant and Equipment

A summary of property, plant and equipment as at December 31, 2022 and December 31, 2021 is as follows:

	Land and buildings	Plant and machinery	Construction in progress	Total
Cost
At January 1, 2021	38,994	57,762	163,987	260,743
Additions	23,590	69,341	211,949	304,880
Disposals	—	(21)	—	(21)
Reclassifications	57,744	76,591	(134,820)	(485)
Exchange differences	(2,905)	(4,668)	(6,731)	(14,304)
At December 31, 2021	117,423	199,005	234,385	550,813
Additions	7,719	57,446	122,931	188,096
Sold	—	(982)	(5,254)	(6,236)
Assets held for sale (Note 34)	(64,180)	(52,534)	(31,925)	(148,639)
Disposals	—	(45)	—	(45)
Reclassifications	21,857	50,697	(72,554)	—
Exchange differences	(5,760)	(10,188)	(21,643)	(37,591)
At December 31, 2022	77,059	243,399	225,940	546,398
Accumulated depreciation and impairment
At January 1, 2021	(5,770)	(17,348)	—	(23,118)
Depreciation charge	(2,687)	(13,163)	—	(15,850)
Disposals	—	3	—	3
Impairment(1)	—	(833)	(3,494)	(4,327)
Exchange differences	567	1,560	—	2,127
At December 31, 2021	(7,890)	(29,781)	(3,494)	(41,165)
Depreciation charge	(5,854)	(26,157)	—	(32,011)
Sold	—	692	3,494	4,186
Assets held for sale (Note 34)	13,925	16,082	8,504	38,511
Impairment(2)	(10,413)	(7,647)	(8,504)	(26,564)
Exchange differences	863	2,734	—	3,597
At December 31, 2022	(9,369)	(44,077)	—	(53,446)
Cost, net accumulated depreciation and impairment
At December 31, 2021	109,533	169,224	230,891	509,648
At December 31, 2022	67,690	199,322	225,940	492,952

(1)
Relates to an asset impairment charge of certain production equipment at our Landskrona production facility in Sweden for which we had no alternative use.
(2)
Of the total $26.6 million, $26.3 million relates to an impairment charge for assets remeasured to fair value less costs of disposal as part of the YYF Transaction. Refer to Note 34 Non-current assets held for sale for details.